CONTRACTUAL RIGHTS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2021
CONTRACTUAL RIGHTS AND OBLIGATIONS
CONTRACTUAL RIGHTS AND OBLIGATIONS

NOTE 19 – CONTRACTUAL RIGHTS AND OBLIGATIONS

TORM has various contractual obligations and commercial commitments to make future payments including lease obligations, purchase commitments, interest payments and repayment of mortgage debt and bank loans.

The following table summarizes the Group’s contractual obligations as of 31 December 2021.

USDm	2022	2023	2024	2025	2026	Thereafter	Total
Borrowings 1) 2)	211.7	129.9	139.3	134.2	181.4	351.9	1,148.4
Interest payments related to scheduled interest fixing	43.4	38.6	33.0	25.4	17.8	35.3	193.5
Estimated variable interest payments 3)	(0.3)	(0.8)	(0.7)	(0.1)	0.2	2.8	1.1
Newbuilding instalments 4)	39.9	—	—	—	—	—	39.9
Committed scrubber installations	8.1	0.5	—	—	—	—	8.6
Trade payables and other obligations	62.5	—	—	—	—	—	62.5
Total	365.3	168.2	171.6	159.5	199.4	390.0	1,454.0

The following table summarizes the Group's contractual obligations as of 31 December 2020.

USDm	2021	2022	2023	2024	2025	Thereafter	Total
Borrowings 2)	101.8	101.9	102.1	114.4	106.9	315.3	842.4
Interest payments related to scheduled interest fixing	32.3	25.3	21.1	17.6	12.4	12.4	121.1
Estimated variable interest payments 3)	0.2	0.4	0.6	0.9	1.4	6.1	9.6
Newbuilding instalments 4)	62.5	38.1	—	—	—	—	100.6
Committed scrubber installations	4.9	—	—	—	—	—	4.9
Trade payables and other obligations	42.7	—	—	—	—	—	42.7
Total	244.4	165.7	123.8	132.9	120.7	333.8	1,121.3

¹⁾    The presented amounts to be repaid do not include directly related costs arising from the issuing of the loans of USD 13.0m (2020: USD 10.9m), which are amortized over the term of the loans. Borrowing costs capitalized during the year amount to USD 5.8m (2020: USD 7.5m).

²⁾     The contractual obligations relating to lease liabilities arising from land and buildings and other plant and operating equipment amount to USD 5.9m (2020: USD 8.3m).

³⁾     Variable interest payments are estimated based on the forward rates for each interest period including hedging instruments.

⁴⁾    As of 31 December 2021, TORM had one contracted newbuilding to be delivered during 2022 (2020: two). Commitments regarding newbuilding instalments are in excess of the prepayments included in note 6.

TORM has contractual rights to receive future payments as lessor of vessels on time charter and bareboat charter.

The following table summarizes the Group's contractual rights as of 31 December 2021.

USDm	2022	2023	2024	2025	2026	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels 5)	15.8	—	—	—	—	—	15.8
Total	15.8	—	—	—	—	—	15.8

The following table summarizes the Group's contractual rights as of 31 December 2020.

USDm	2021	2022	2023	2024	2025	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels 5)	29.8	2.3	—	—	—	—	32.1
Total	29.8	2.3	—	—	—	—	32.1

⁵⁾    Charter hire income for vessels on time charter is recognized under "Revenue". During the year, revenue from time charter amounted to USD 52.5m (2020: 33.8m). The average period until redelivery of the vessels for the period ended 31 December 2021 0.3 year (2020: 1.0 year).